PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2021	2020
Land	$4,620	$4,620
Building and improvements	17,556	17,367
Furniture and fixtures	1,209	1,288
Computer hardware and software	23,547	23,125
Machinery and equipment	21,795	22,162
Construction in progress	1,497	518
	70,224	69,080
Less accumulated depreciation	(37,171)	(33,643)
	$33,053	$35,437

The Company recorded depreciation expense of $5,143 and $5,495 for the years ended December 31, 2021 and 2020, respectively, of which $2,144 and $2,523 was included in cost of goods sold in the consolidated statements of operations and comprehensive income for the respective years.